UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	August 7, 2008

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		87
Form 13F Information Table Value Total:		$167,039







                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     3698   109772 SH       Sole                   109188               584
Abbott Laboratories            COM              002824100     2208    41680 SH       Sole                    41680
Allegheny Energy               COM              017361106      220     4400 SH       Sole                     4400
BP p.l.c. ADR                  COM              055622104     1413    20308 SH       Sole                    20308
BRE Properties                 COM              05564E106     2034    47006 SH       Sole                    46206               800
Berkshire Hathaway Inc. Class  COM              084670207      201       50 SH       Sole                       50
Biotech HOLDRs ETF             COM              09067D201     3565    21100 SH       Sole                    21100
Bristol-Myers Squibb           COM              110122108     1768    86125 SH       Sole                    85425               700
Bunge Ltd.                     COM              G16962105     4512    41900 SH       Sole                    41900
Burlington Northern Santa Fe   COM              12189T104      394     3947 SH       Sole                     3947
CSX Corp.                      COM              126408103      820    13060 SH       Sole                    13060
Chesapeake Energy Corp.        COM              165167107     5258    79713 SH       Sole                    78713              1000
Chevron Corporation (fmly. Che COM              166764100    10773   108674 SH       Sole                   108212               462
ConocoPhillips                 COM              20825C104     1867    19776 SH       Sole                    19776
Copart Inc.                    COM              217204106     1610    37600 SH       Sole                    37600
Corn Products International In COM              219023108     1773    36100 SH       Sole                    36100
CurrencyShares Japanese Yen Tr COM              23130A102      962    10250 SH       Sole                     9750               500
DNP Select Income Fund (fmly.  COM              23325p104     1512   144996 SH       Sole                   144996
Donnelley (RR) & Sons (New)    COM              257867101     1727    58165 SH       Sole                    57665               500
Du Pont                        COM              263534109     2225    51880 SH       Sole                    51880
Duke-Weeks Realty Corp.        COM              264411505      445    19800 SH       Sole                    19000               800
Edison International (formerly COM              281020107      540    10510 SH       Sole                    10510
Emerson Electric               COM              291011104     4552    92045 SH       Sole                    91445               600
Energy Select Sector SPDR      COM              81369Y506      726     8200 SH       Sole                     7800               400
ExxonMobil                     COM              30231g102     2526    28667 SH       Sole                    28667
General Electric               COM              369604103      909    34058 SH       Sole                    34058
GlaxoSmithKline plc            COM              37733W105     2558    57850 SH       Sole                    57350               500
HCP, Inc.                      COM              421915109     1551    48750 SH       Sole                    48750
Hawaiian Electric              COM              419870100     1108    44800 SH       Sole                    44800
Heinz (H.J.)                   COM              423074103     2347    49050 SH       Sole                    48750               300
Iberdrola, Inc.                COM              450737101      238     4435 SH       Sole                     4435
Intel Corp.                    COM              458140100      457    21261 SH       Sole                    21261
Johnson & Johnson              COM              478160104     2437    37872 SH       Sole                    37872
Kimberly-Clark                 COM              494368103     1220    20400 SH       Sole                    20400
Liberty Interactive Series A   COM              53071M104      321    21772 SH       Sole                    21512               260
Liberty Media Entertainment Se COM              53071M500      400    16504 SH       Sole                    16296               208
Lilly, Eli                     COM              532457108      728    15770 SH       Sole                    15770
Lincoln National Corp.         COM              534187109      528    11653 SH       Sole                    11653
Microsoft                      COM              594918104     2502    90954 SH       Sole                    90154               800
Monsanto Company               COM              61166W101      319     2525 SH       Sole                     2525
Norfolk Southern               COM              655844108      376     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     2073    98719 SH       Sole                    98719
PG&E Corporation               COM              69331C108     1172    29530 SH       Sole                    29530
Pepsico Inc.                   COM              713448108     2392    37615 SH       Sole                    37315               300
Pfizer Inc.                    COM              717081103      674    38585 SH       Sole                    38585
Pimco Floating Rate Strategy F COM              72201J104      593    44900 SH       Sole                    44900
Plum Creek Timber Company, Inc COM              729251108     3199    74900 SH       Sole                    74400               500
PowerShares Water Resources    COM              73935X575      358    17300 SH       Sole                    16800               500
Procter & Gamble               COM              742718109    21099   346966 SH       Sole                   346479               487
Rayonier Inc.                  COM              754907103     1291    30400 SH       Sole                    30100               300
Royal Dutch Shell ADR Class A  COM              780259206      253     3100 SH       Sole                     3100
Safeguard Scientifics          COM              786449108      195   157350 SH       Sole                   157350
Schering Plough                COM              806605101      983    49910 SH       Sole                    49410               500
Schlumberger, Ltd.             COM              806857108      256     2385 SH       Sole                     2385
Telecom Corp. of New Zealand A COM              879278208      737    54524 SH       Sole                    53813               711
TransCanada PL                 COM              89353D107     3288    84800 SH       Sole                    84500               300
Unilever PLC                   COM              904767704     2530    89070 SH       Sole                    89070
Union Pacific Corp.            COM              907818108      613     8120 SH       Sole                     8120
United Dominion Realty Trust   COM              910197102      380    17000 SH       Sole                    17000
United Technologies            COM              913017109     2099    34026 SH       Sole                    34026
Verizon Corporation            COM              92343V104     1337    37782 SH       Sole                    37782
Washington REIT SBI            COM              939653101      210     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     2297    27200 SH       Sole                    27000               200
iShares MSCI Japan Index       COM              464286848      888    71200 SH       Sole                    70200              1000
iShares MSCI Singapore         COM              464286673     2093   168670 SH       Sole                   168670
mdRNA, Inc. (fmly. Nastech Pha COM              55276n100       45    36500 SH       Sole                    36500
ASA (Bermuda) Limited          COM              G3156P103     4897    57850 SH       Sole                    57350               500
BHP Billiton Ltd.              COM              088606108      409     4800 SH       Sole                     4800
Central Fund of Canada Ltd.    COM              153501101     4762   367717 SH       Sole                   367717
Freeport McMoRan Copper & Gold COM              35671D857     2066    17625 SH       Sole                    17625
Goldcorp, Inc.                 COM              380956409     6337   137250 SH       Sole                   135750              1500
Hecla Mining                   COM              422704106      915    98800 SH       Sole                    98800
IAMGOLD Corporation            COM              450913108      552    91250 SH       Sole                    91250
Kinross Gold Corporation       COM              496902404      805    34100 SH       Sole                    34100
Newmont Mining                 COM              651639106     6511   124832 SH       Sole                   123832              1000
Pan American Silver Corp.      COM              697900108     3469   100310 SH       Sole                   100310
Yamana Gold, Inc.              COM              98462Y100      165    10000 SH       Sole                    10000
iShares Silver Trust           COM              46428Q109      414     2400 SH       Sole                     2400
streetTracks Gold Trust        COM              863307104     2363    25850 SH       Sole                    25850
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      564    33000 SH       Sole                    32500               500
Citigroup Cap. VII Preferred   PFD              17306N203      761    36700 SH       Sole                    36200               500
Deutsche Bank CAP Fund IX 6.62 PFD              25153Y206      581    29500 SH       Sole                    29000               500
Gabelli Global Gold 6.625% Pfd PFD              36244N208     2007    79500 SH       Sole                    79500
ING Groep NV 6.125 Perpetual D PFD              456837509      320    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     1860   109400 SH       Sole                   108400              1000
Royal Bank of Scotland 6.35% P PFD              780097770      561    31000 SH       Sole                    30000              1000
Templeton Global Income Fund   COM              880198106      334    37700 SH       Sole                    35700              2000